Related Party Transactions (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Jan. 06, 2022	Dec. 23, 2021	Dec. 23, 2021	Mar. 31, 2021	[1]	Dec. 15, 2015	Dec. 23, 2021	Nov. 18, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Jul. 20, 2022	May 07, 2021
Related Party Transaction [Line Items]
Broker fees														$ 50,000	$ 118,240
Management fees														$ 3,150,000	$ 25,000
Share price per unit (in Dollars per share)									$ 1.94	$ 3.25	$ 1.94	$ 3.25		$ 3.25	$ 3.25
Tangible assets net									$ 19,933		$ 19,933	$ 27,733		$ 27,733	$ 38,133
Maximum [Member]
Related Party Transaction [Line Items]
Issued and outstanding percentage of common stock						10.00%
Larkspur Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares received by sponsor's investors												2,156,250
Fair value of purchase price								$ 2,179,470
Issued and outstanding percentage of common stock												20.00%
Underwriters partially exercised units (in Shares)	267,159
Gross proceeds	$ 2,700,000										$ 2,698,306	$ 75,000,000
Warrant expire date	Feb. 06, 2022
Forfeiture of founders shares (in Shares)	214,460
Founder shares stock split description											The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property	The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Total cost incurred									5,250		$ 5,250	$ 15,000
Accounting services, description											There is no amount outstanding as of September 30, 2022 or December 31, 2021	There is no amount outstanding as of December 31, 2021.
Gross proceeds				$ 667								$ 667	[2]
Transaction costs		$ 6,639,594	$ 6,639,594
Expense related to distribution or servicing and underwriting fees		500,000					$ 500,000
Combination fee payable		3,375,000	3,375,000				3,375,000		3,375,000		$ 3,375,000	$ 3,375,000		3,375,000
Purchase price		2,179,470					2,179,470
Sponsor investors		593,778					593,778
Business combination		3,375,000					3,375,000
Gross proceeds	$ 2,700,000
Expired date	Feb. 06, 2022
Aggregate amount																$ 10,000,000.0
Assets held-in-trust account in percentage											80.00%	80.00%
Shares issue (in Dollars per share)											$ 10.10	$ 10.10
Tax payable in per share (in Dollars per share)											$ 10.10	$ 10.10
Aggregate shares in percentage											15.00%	15.00%
Interest expense payable		$ 100,000	$ 100,000				$ 100,000		100,000		$ 100,000
Price per unit (in Dollars per share)											$ 10.00	$ 10.00
Trust agreement in description											In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Going concern											1 year	1 year
Larkspur Health Acquisition Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Tangible assets net									$ 5,000,001		$ 5,000,001	$ 5,000,001		$ 5,000,001
Larkspur Health Acquisition Corp [Member] | Business Combination [Member]
Related Party Transaction [Line Items]
Business combination term		12 months
Public shares, percentage									100.00%		100.00%	100.00%		100.00%
Larkspur Health Acquisition Corp [Member] | Larkspur Health Acquisition Corp [Member]
Related Party Transaction [Line Items]
Outstanding vote percentage									50.00%		50.00%	50.00%		50.00%
Larkspur Health Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Shares issued for initial public offering		7,500,000					7,500,000
Gross proceeds		$ 75,000,000					$ 75,000,000
Sale of stock											7,500,000	7,500,000
Share price per unit (in Dollars per share)		$ 10.10	$ 10.10				$ 10.10
Net proceeds		$ 75,750,000					$ 75,750,000
Larkspur Health Acquisition Corp [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Sale of stock			317,600								317,600	317,600
Share price per unit (in Dollars per share)									$ 10.00		$ 10.00	$ 10.00		$ 10.00
Larkspur Health Acquisition Corp [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Consulting services											$ 0
Larkspur Health Acquisition Corp [Member] | Commercial Paper [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of promissory note																	$ 750,000
Larkspur Health Acquisition Corp [Member] | Larkspur Health LLC [Member]
Related Party Transaction [Line Items]
Number of shares received by sponsor's investors								231,423
Larkspur Health Acquisition Corp [Member] | Representative [Member]
Related Party Transaction [Line Items]
Number of shares received by sponsor's investors								110,723
Larkspur Health Acquisition Corp [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Fair value of purchase price												$ 25,000
Shares subject to forfeiture												281,250		281,250

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[2]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).